Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although they have not expressed any intent to do so, the employing companies have the right under the Plan to discontinue their contributions at any time and to terminate their respective participation in the Plan subject to the provisions of ERISA. However, no such action may deprive any participant or beneficiary under the Plan of any vested right. In the event of Plan termination, participants would become 100% vested in their employer contributions.